Reverse Recapitalization and Related Transactions - Schedule of Common Stock Issued (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 16, 2021	Sep. 15, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reverse Recapitalization [Line Items]
Common stock, beginning balance (in shares)	59,851,643
Common Stock issued through option exercises between July 1, 2021 and September 16, 2021 (in shares)		4,738,344	753,261
Vesting of Unvested Shares between July 1, 2021 and September 16, 2021 (in share)		2,540,925
Common stock, ending balance (in shares)	232,638,568	59,851,643
Conversion of stock (in shares)	64,884,120
Adjustment related to Reverse Recapitalization (in shares)	101,269,813
Issuance of restricted stock (in shares)	10,004,612
Issuance of preferred stock (in shares)	61,512,500
Issuance of Class A common stock pursuant to the Business Combination Agreement				$ 162.3
Conversion of preferred stock				61.5	$ 0.0
Series Seed And Series A Redeemable Convertible Preferred Stock
Schedule Of Reverse Recapitalization [Line Items]
Conversion of stock (in shares)	64,884,120
Conversion of preferred stock	$ 61.5
Additional Paid-in Capital
Schedule Of Reverse Recapitalization [Line Items]
Issuance of Class A common stock pursuant to the Business Combination Agreement	$ 162.3			$ 162.3
Atlas
Schedule Of Reverse Recapitalization [Line Items]
Common stock attributable to Atlas (in shares)	36,385,693
Legacy Archer
Schedule Of Reverse Recapitalization [Line Items]
Common stock, beginning balance (in shares)		52,572,374